iShares
®
U.S. Industrials ETF
Schedule of Investments
(unaudited)
July 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 12.3%
Axon Enterprise, Inc.
(a)
..................... 16,056 $ 2,985,292
Boeing Co. (The)
(a)
........................ 128,931 30,795,169
BWX Technologies, Inc. .................... 21,072 1,453,968
Curtiss-Wright Corp. ....................... 8,794 1,682,820
General Dynamics Corp. .................... 56,581 12,650,380
HEICO Corp. ........................... 10,443 1,837,759
HEICO Corp., Class A ...................... 18,450 2,589,457
Howmet Aerospace, Inc. .................... 87,784 4,489,274
Huntington Ingalls Industries, Inc. .............. 9,037 2,075,528
L3Harris Technologies, Inc. .................. 43,728 8,286,019
Lockheed Martin Corp. ..................... 52,277 23,334,884
Mercury Systems, Inc.
(a)
.................... 11,403 433,086
Northrop Grumman Corp. ................... 33,095 14,727,275
RTX Corp. ............................. 337,862 29,708,206
Spirit AeroSystems Holdings, Inc., Class A ........ 24,507 779,813
Textron, Inc. ............................ 46,467 3,613,738
TransDigm Group, Inc. ..................... 12,122 10,906,406
Woodward, Inc. .......................... 13,650 1,643,187
153,992,261
a
Air Freight & Logistics  — 4.4%
CH Robinson Worldwide, Inc. ................ 26,519 2,656,673
Expeditors International of Washington, Inc. ....... 35,593 4,530,989
FedEx Corp. ............................ 53,606 14,470,940
GXO Logistics, Inc.
(a)
...................... 26,988 1,810,085
United Parcel Service, Inc., Class B ............ 167,432 31,331,550
54,800,237
a
Banks  — 0.3%
NU Holdings, Ltd., Class A
(a)
................. 532,396 4,237,872
a
Building Products  — 4.9%
A O Smith Corp. ......................... 28,312 2,056,301
Advanced Drainage Systems, Inc.
(b)
............ 14,361 1,751,898
Allegion PLC ............................ 20,342 2,377,166
Armstrong World Industries, Inc. ............... 10,329 799,051
AZEK Co., Inc. (The), Class A
(a)
............... 28,279 882,305
Builders FirstSource, Inc.
(a)
.................. 29,470 4,256,352
Carlisle Companies, Inc. .................... 11,694 3,241,577
Carrier Global Corp. ....................... 193,134 11,501,130
Fortune Brands Innovations, Inc. .............. 29,169 2,073,041
Hayward Holdings, Inc.
(a)(b)
................... 25,481 340,426
Johnson Controls International PLC ............ 158,792 11,043,984
Lennox International, Inc. ................... 7,374 2,709,502
Masco Corp. ............................ 51,894 3,148,928
Owens Corning .......................... 20,716 2,900,033
Trane Technologies PLC .................... 52,575 10,485,558
Trex Co., Inc.
(a)
.......................... 25,056 1,732,372
61,299,624
a
Chemicals  — 2.8%
Axalta Coating Systems Ltd.
(a)
................ 51,047 1,633,504
DuPont de Nemours, Inc. ................... 106,170 8,241,977
PPG Industries, Inc. ....................... 54,267 7,809,021
RPM International, Inc. ..................... 29,351 3,032,252
Sherwin-Williams Co. (The) .................. 54,981 15,202,247
35,919,001
a
Commercial Services & Supplies  — 1.1%
Cintas Corp. ............................ 20,026 10,053,853
MSA Safety, Inc. ......................... 8,501 1,411,166
Tetra Tech, Inc. .......................... 12,249 2,072,653
13,537,672
a
Security Shares Value
a
Construction & Engineering  — 1.4%
AECOM ............................... 30,199 $ 2,627,313
EMCOR Group, Inc. ....................... 10,816 2,325,873
MasTec, Inc.
(a)
........................... 14,334 1,687,828
MDU Resources Group, Inc. ................. 46,985 1,039,308
Quanta Services, Inc. ...................... 33,184 6,690,558
Valmont Industries, Inc. ..................... 4,789 1,267,888
WillScot Mobile Mini Holdings Corp., Class A
(a)
..... 45,624 2,187,671
17,826,439
a
Construction Materials  — 1.2%
Eagle Materials, Inc. ....................... 8,239 1,519,024
Martin Marietta Materials, Inc. ................ 14,250 6,362,055
Vulcan Materials Co. ...................... 30,631 6,754,136
14,635,215
a
Consumer Finance  — 2.9%
American Express Co. ..................... 136,791 23,101,264
Capital One Financial Corp. .................. 87,629 10,254,346
Synchrony Financial ....................... 98,464 3,400,946
36,756,556
a
Containers & Packaging  — 1.9%
Amcor PLC ............................. 342,757 3,516,687
AptarGroup, Inc. ......................... 15,098 1,833,803
Ardagh Group SA ........................ 5,329 31,601
Ardagh Metal Packaging SA ................. 31,843 120,367
Ball Corp. .............................. 71,098 4,172,742
Berry Global Group, Inc. .................... 28,021 1,837,337
Crown Holdings, Inc. ...................... 24,469 2,269,744
Graphic Packaging Holding Co. ............... 70,240 1,699,808
Packaging Corp. of America ................. 20,421 3,131,560
Sealed Air Corp. ......................... 33,165 1,512,987
Silgan Holdings, Inc. ....................... 19,275 845,209
Sonoco Products Co. ...................... 22,685 1,330,248
Westrock Co. ........................... 58,959 1,962,745
24,264,838
a
Diversified Consumer Services  — 0.0%
ADT, Inc. .............................. 49,993 318,955
a
Electrical Equipment  — 4.9%
Acuity Brands, Inc. ........................ 7,343 1,213,358
AMETEK, Inc. ........................... 53,167 8,432,286
Eaton Corp. PLC ......................... 92,063 18,902,375
Emerson Electric Co. ...................... 131,940 12,052,719
Generac Holdings, Inc.
(a)
.................... 14,031 2,156,565
Hubbell, Inc. ............................ 12,401 3,869,112
nVent Electric PLC ........................ 37,952 2,006,902
Regal Rexnord Corp. ...................... 15,346 2,396,738
Rockwell Automation, Inc. ................... 26,552 8,929,172
Sensata Technologies Holding PLC ............ 34,792 1,469,962
61,429,189
a
Electronic Equipment, Instruments & Components  — 1.8%
Cognex Corp. ........................... 39,848 2,176,498
Crane NXT Co. .......................... 11,197 662,302
Keysight Technologies, Inc.
(a)
................. 41,023 6,607,985
Littelfuse, Inc. ........................... 5,577 1,698,754
Teledyne Technologies, Inc.
(a)
................. 10,780 4,145,233
Trimble, Inc.
(a)
........................... 56,856 3,058,853
Vontier Corp. ............................ 35,900 1,110,387
Zebra Technologies Corp., Class A
(a)
............ 11,805 3,635,468
23,095,480
a

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
U.S. Industrials ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Financial Services  — 19.2%
Affirm Holdings, Inc., Class A
(a)(b)
............... 50,183 $ 973,048
Block, Inc., Class A
(a)
...................... 125,382 10,097,013
Euronet Worldwide, Inc.
(a)
................... 10,991 965,779
Fidelity National Information Services, Inc. ........ 136,656 8,251,289
Fiserv, Inc.
(a)
............................ 142,158 17,941,761
FleetCor Technologies, Inc.
(a)
................. 16,630 4,139,373
Global Payments, Inc. ..................... 60,505 6,670,676
Jack Henry & Associates, Inc. ................ 16,852 2,823,890
Mastercard, Inc., Class A .................... 193,973 76,479,675
PayPal Holdings, Inc.
(a)
..................... 259,581 19,681,431
Shift4 Payments, Inc., Class A
(a)(b)
.............. 12,549 865,756
Visa, Inc., Class A ........................ 374,419 89,010,629
Western Union Co. (The) ................... 70,856 863,026
WEX, Inc.
(a)
............................. 9,867 1,868,317
240,631,663
a
Ground Transportation  — 6.7%
CSX Corp. ............................. 469,299 15,637,043
JB Hunt Transport Services, Inc. .............. 19,003 3,875,472
Knight-Swift Transportation Holdings, Inc., Class A .. 36,038 2,189,308
Landstar System, Inc. ...................... 8,251 1,679,821
Norfolk Southern Corp. ..................... 52,515 12,266,979
Old Dominion Freight Line, Inc.
(b)
.............. 22,801 9,564,791
Ryder System, Inc. ........................ 10,584 1,081,155
Saia, Inc.
(a)(b)
............................ 6,134 2,595,541
Schneider National, Inc., Class B .............. 12,753 392,920
Union Pacific Corp. ....................... 140,936 32,699,971
XPO, Inc.
(a)
............................. 26,274 1,819,212
83,802,213
a
Household Durables  — 0.3%
Mohawk Industries, Inc.
(a)
................... 12,276 1,305,430
TopBuild Corp.
(a)
......................... 7,313 2,003,250
3,308,680
a
Industrial Conglomerates  — 5.8%
3M Co. ................................ 127,116 14,173,434
General Electric Co. ....................... 250,661 28,635,512
Honeywell International, Inc. ................. 153,929 29,882,237
72,691,183
a
IT Services  — 3.7%
Accenture PLC, Class A .................... 146,088 46,214,939
a
Leisure Products  — 0.1%
Brunswick Corp. ......................... 16,358 1,411,859
a
Life Sciences Tools & Services  — 0.8%
Mettler-Toledo International, Inc.
(a)
............. 5,039 6,336,391
Waters Corp.
(a)
.......................... 13,519 3,734,083
10,070,474
a
Machinery  — 14.8%
AGCO Corp. ............................ 14,439 1,921,831
Allison Transmission Holdings, Inc. ............. 20,954 1,229,790
Caterpillar, Inc. .......................... 119,399 31,661,033
CNH Industrial N.V. ....................... 225,546 3,238,841
Crane Co. .............................. 11,108 1,040,709
Cummins, Inc. ........................... 32,787 8,550,850
Deere & Co. ............................ 63,048 27,085,421
Donaldson Co., Inc. ....................... 27,924 1,754,465
Dover Corp. ............................ 32,195 4,699,504
Esab Corp. ............................. 13,023 894,680
Flowserve Corp. ......................... 30,271 1,143,033
Fortive Corp.
(b)
........................... 81,798 6,408,873
Gates Industrial Corp. PLC
(a)
................. 28,080 382,450
Security Shares Value
a
Machinery (continued)
Graco, Inc. ............................. 38,562 $ 3,059,123
IDEX Corp. ............................. 17,450 3,940,384
Illinois Tool Works, Inc. ..................... 70,113 18,462,155
Ingersoll Rand, Inc. ....................... 93,606 6,109,664
ITT, Inc. ............................... 19,066 1,898,974
Lincoln Electric Holdings, Inc. ................ 12,935 2,596,184
Middleby Corp. (The)
(a)
..................... 12,264 1,862,288
Nordson Corp. ........................... 13,189 3,318,484
Oshkosh Corp. .......................... 15,031 1,383,904
Otis Worldwide Corp. ...................... 95,578 8,693,775
PACCAR, Inc. ........................... 118,502 10,206,577
Parker-Hannifin Corp. ...................... 29,526 12,105,955
Pentair PLC ............................ 37,864 2,631,548
Snap-on, Inc. ........................... 12,006 3,270,915
Stanley Black & Decker, Inc. ................. 35,338 3,508,003
Toro Co. (The) ........................... 24,135 2,453,323
Westinghouse Air Brake Technologies Corp. ....... 41,153 4,874,161
Xylem, Inc. ............................. 54,837 6,182,872
186,569,769
a
Marine Transportation  — 0.1%
Kirby Corp.
(a)
............................ 13,746 1,120,024
a
Paper & Forest Products  — 0.1%
Louisiana-Pacific Corp. ..................... 14,815 1,127,866
a
Professional Services  — 5.2%
Automatic Data Processing, Inc. ............... 95,623 23,643,743
Booz Allen Hamilton Holding Corp., Class A ....... 30,000 3,632,400
Equifax, Inc. ............................ 28,187 5,752,403
FTI Consulting, Inc.
(a)
...................... 7,670 1,343,477
Genpact Ltd. ............................ 41,443 1,495,678
Jacobs Solutions, Inc. ...................... 29,030 3,640,652
ManpowerGroup, Inc. ...................... 11,755 927,235
Paychex, Inc. ........................... 74,493 9,346,637
Paylocity Holding Corp.
(a)
................... 9,687 2,197,496
Robert Half, Inc. ......................... 24,255 1,798,508
TransUnion ............................. 44,568 3,551,624
Verisk Analytics, Inc. ....................... 32,983 7,551,128
64,880,981
a
Semiconductors & Semiconductor Equipment  — 0.1%
MKS Instruments, Inc. ..................... 15,319 1,672,375
a
Software  — 0.6%
BILL Holdings, Inc.
(a)(b)
...................... 23,668 2,966,547
Fair Isaac Corp.
(a)
......................... 5,587 4,681,739
7,648,286
a
Trading Companies & Distributors  — 2.4%
Air Lease Corp., Class A .................... 23,869 1,010,613
Core & Main, Inc., Class A
(a)(b)
................ 19,556 618,165
Ferguson PLC ........................... 47,627 7,697,476
MSC Industrial Direct Co., Inc., Class A .......... 10,594 1,069,147
United Rentals, Inc. ....................... 15,865 7,372,148
Watsco, Inc. ............................ 7,674 2,902,230
WESCO International, Inc. ................... 10,279 1,804,684
WW Grainger, Inc. ........................ 10,308 7,612,355
30,086,818
a
Total Long-Term Investments — 99.8%
(Cost: $1,225,329,478) ............................... 1,253,350,469

iShares
®
U.S. Industrials ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2023
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1.1%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.42%
(c)(d)(e)
...................... 11,466,235 $ 11,468,528
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.22%
(c)(d)
............................ 1,643,873 1,643,873
a
Total Short-Term Securities — 1.1%
(Cost: $13,109,563) ................................. 13,112,401
Total Investments — 100.9%
(Cost: $1,238,439,041) ............................... 1,266,462,870
Liabilities in Excess of Other Assets — (0.9)% ............... (10,954,668)
Net Assets — 100.0% ................................. $ 1,255,508,202
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 9,936,866  $ 1,533,705
(a)
$ —  $ (1,205) $ (838) $ 11,468,528  11,466,235  $ 8,957
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 1,899,968  —  (256,095)
(a)
—  —  1,643,873  1,643,873  22,615  —
$ (1,205) $ (838)
$ 13,112,401
$ 31,572  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ......................................................... 15 09/15/23 $ 1,677 $ 92,056
E-Mini Technology Select Sector Index ....................................................... 1 09/15/23 181 2,256
$ 94,312

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
U.S. Industrials ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,253,318,868  $ 31,601  $ —  $ 1,253,350,469
Short-Term Securities
Money Market Funds ...................................... 13,112,401  —  —  13,112,401
$ 1,266,431,269  $ 31,601  $ —  $ 1,266,462,870
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 94,312  $ —  $ —  $ 94,312
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.